1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

September 22, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares U.S. ETF Trust (the “Trust”)

(Securities Act File No. 333-179904

Investment Company Act File No. 811-22649)

Post-Effective Amendment No. 641

Commission Staff:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 641 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust (collectively, the “Funds,” and each, a “Fund”):

•	iShares Evolved U.S. Discretionary Spending ETF (“IEDI”)

•	iShares Evolved U.S. Technology ETF (“IETC”)

The Amendment is being filed to reflect the following material changes to the Funds’ prior annual update filing, Post-Effective Amendment No. 615, filed pursuant to Rule 485(b), which became effective on December 1, 2021:

•	Changes, as highlighted below, to each Fund’s name, investment objective and principal investment strategies, which are expected to be implemented on or around December 1, 2022.

Comparison of Each Fund’s Prior and New Name

Ticker	Current Fund Name	New Fund Name
IEDI	iShares Evolved U.S. Discretionary Spending ETF	iShares U.S. Consumer Focused ETF

IETC	iShares Evolved U.S. Technology ETF	iShares U.S. Tech Independence Focused ETF

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

September 22, 2022

Comparison of Each Fund’s Prior and New Investment Objective

Ticker	Current Investment Objective	New Investment Objective
IEDI	The iShares Evolved U.S. Discretionary Spending ETF (the “Fund”) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system.	The iShares U.S. Consumer Focused ETF (the “Fund”) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system, while targeting increased exposure to U.S. companies with a greater proportion of consumer spending revenues and consumer goods and service production in the U.S. relative to the proprietary classification system.

IETC	The iShares Evolved U.S. Technology ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system.	The iShares U.S. Tech Independence Focused ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system, while targeting increased exposure to U.S. companies with a greater proportion of technological capabilities, revenues, and production in the U.S. and select global markets relative to the proprietary classification system.

Each Fund’s Revised Principal Investment Strategies

iShares Evolved U.S. Discretionary Spending ETF (“IEDI”)

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. listed common stock of large-, mid- and small-capitalization discretionary spending companies, as defined by a proprietary classification system (“Discretionary Spending Evolved Sector”), while targeting increased exposure to U.S. companies with a greater proportion of consumer spending revenues and consumer goods and service production in the U.S. relative to the Discretionary Spending Evolved Sector. The Discretionary Spending Evolved Sector classification process, which uses data analysis tools consisting, in part, of machine learning, natural language processing (“NLP”) and clustering algorithms to allocate companies to one or more sectors according to a proprietary classification system, is forward looking and evolves as companies evolve.

The eligible universe of securities that are part of the classification process includes U.S. listed common stock of large-, mid- and small-capitalization companies. Based on data and information in the company’s public filings (e.g., regulatory filings, etc.), a company is classified in one or more of the twelve defined sectors (each an “Evolved Sector”). Currently these public filings consist of several

September 22, 2022

years of a company’s 10-Ks and S-1s (if no 10-Ks are available). The Fund’s allocation rules additionally utilize proprietary data to target increased exposure to U.S. listed companies with a greater proportion of consumer spending revenues and consumer goods and services production in the U.S. relative to the Discretionary Spending Evolved Sector (“US Consumer Score”). While the Fund is actively managed, the Fund generally allocates its investments to securities of its Evolved Sector on a market capitalization basis (based on the available free floating capitalization) while modifying allocations to companies based on their US Consumer Score. The Evolved Sector classification system allows for a company to be classified into multiple sectors rather than being assigned solely to a single sector. For the Evolved Sectors, the market capitalization of a single company will be allocated proportionally based on the one or more Evolved Sectors in which the company is classified. This reflects the multi-dimensional nature of these companies. Evolved Sector constituents are expected to evolve dynamically over time to reflect changing business models. BFA may exercise discretion in managing the classification process in limited instances. For example, a company may be excluded (or its inclusion limited) from an Evolved Sector, in part or whole, most commonly in response to position limit restrictions, limited liquidity of a particular security or the fit of a particular company in the Fund. This is different from traditional classification systems that typically will assign a company only to one sector and tend to group companies together on the basis of backward looking metrics like revenue. The Fund will not provide the same returns as a fund that tracks the consumer discretionary sector as traditionally defined by other classification systems and as a result may not be appropriate for an investor seeking the same exposure as the consumer discretionary sector as defined by such classification systems.

As of July 31, 2022, there were twelve Evolved Sectors: Consumer Staples, Discretionary Spending, Energy, Financials, Healthcare Staples, Industrials, Innovative Healthcare, Media and Entertainment, Real Estate, Technology, Telecommunications and Utilities. Sector classifications are reviewed on a quarterly basis and may evolve over time.

The Fund will hold common stock of those companies that fall into the Discretionary Spending Evolved Sector while targeting increased exposure to companies with higher US Consumer Scores relative to the Discretionary Spending Evolved Sector. Companies in the Discretionary Spending Evolved Sector have economic characteristics that have been historically correlated with companies traditionally defined as consumer discretionary companies. The Fund may also invest in other securities, including but not limited to, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.

iShares Evolved U.S. Technology ETF (“IETC”)

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. listed common stock of large-, mid- and small-capitalization technology companies, as defined by a proprietary classification system (“Evolved Technology Sector”), while targeting increased exposure to U.S. companies with a greater proportion of technological capabilities, revenues, and production in the U.S. and select global markets relative to the proprietary classification system. The Evolved Technology Sector classification process, which uses data analysis tools consisting, in part, of machine learning, natural language processing (“NLP”) and clustering algorithms to allocate companies to one or more sectors according to a proprietary classification system, is forward looking and evolves as companies evolve.

September 22, 2022

The eligible universe of securities that are part of the classification process includes U.S. listed common stock of large-, mid- and small-capitalization companies. Based on data and information in the company’s public filings (e.g., regulatory filings, etc.), a company is classified in one or more of the twelve defined sectors (each an “Evolved Sector”). Currently these public filings consist of several years of a company’s 10-Ks and S-1s (if no 10-Ks are available). The Fund uses additional screens to include companies that are related to technology, infrastructure and security. The Fund’s allocation rules additionally utilize proprietary data to target increased exposure to U.S. companies with a greater proportion of technological capabilities, revenues, and production in the U.S. and select global markets relative to the Evolved Technology Sector. Select global markets alongside the U.S. are identified using a proprietary classification system (“Technology Independence Score”) which seeks to identify markets where the ability of U.S. companies to access supply chains, infrastructure, and other resources relevant to U.S. companies’ product and service delivery is expected to remain relatively more resilient to potential geopolitical headwinds. While the Fund is actively managed, the Fund generally allocates its investments to securities of its Evolved Sector and additional companies related to technology, infrastructure and security, on a market capitalization basis (based on the available free floating capitalization) while modifying allocations to companies based on their Technology Independent Score.

The Evolved Sector classification system allows for a company to be classified into multiple sectors rather than being assigned solely to a single sector. For the Evolved Sectors, the market capitalization of a single company will be allocated proportionally based on the one or more Evolved Sectors in which the company is classified. This reflects the multi-dimensional nature of these companies. Evolved Sector constituents are expected to evolve dynamically over time to reflect changing business models. BFA may exercise discretion in managing the classification process in limited instances. For example, a company may be excluded (or its inclusion limited) from an Evolved Sector, in part or whole, most commonly in response to position limit restrictions, limited liquidity of a particular security or the fit of a particular company in the Fund. This is different from traditional classification systems that typically will assign a company only to one sector and tend to group companies together on the basis of backward looking metrics like revenue. The Fund will not provide the same returns as a fund that tracks the information technology sector as traditionally defined by other classification systems and as a result may not be appropriate for an investor seeking the same exposure as the information technology sector as defined by such classification systems.

As of July 31, 2022, there were twelve Evolved Sectors: Consumer Staples, Discretionary Spending, Energy, Financials, Healthcare Staples, Industrials, Innovative Healthcare, Media and Entertainment, Real Estate, Technology, Telecommunications and Utilities. Sector classifications are reviewed on a quarterly basis and may evolve over time.

The Fund will hold common stock of those companies that fall into the Technology Evolved Sector, as well as additional companies that are related to technology, infrastructure and security, while targeting increased exposure to companies with higher Technology Independence Scores relative to the Technology Evolved Sector. Companies in the Technology Evolved Sector have economic characteristics that have been historically correlated with companies traditionally defined as technology companies. The Fund may also invest in other securities, including but not limited to, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.

September 22, 2022

***

The Amendment also reflects other non-material changes as the Trust deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

If you have any questions or need further information, please call me at (202) 303-1285.

Sincerely,

/s/ Anne C. Choe

Anne C. Choe

cc:	Marisa Rolland

Nick Cordell

Jennifer Kerslake

Michael Gung

George Rafal

Toree Phuong Ho

Luis Mora

Alexis Hassell